Stockholders' Equity, Redeemable Convertible Preferred Stock and Redeemable Non-controlling Interest - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			$ 0	$ 7,485	$ 7,485
Initial investment	$ 264						$ 2,406
Loss attributable to non-controlling interest	$ (1,439)	$ (187)	(3,525)	(459)	(714)	$ (10,501)	852
Adjustment to redemption value		(9)
Ending balance					0	7,485
Qingdao Xingyang City Investment
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			$ 0	7,485	7,485	0
Initial investment						7,047
Accretion of dividend				347	464	438
Loss attributable to non-controlling interest				(195)	(206)	(135)
Adjustment to redemption value				195	206	135
Settlement					(7,949)
Ending balance		$ 7,832		$ 7,832	$ 0	$ 7,485	$ 0